Investments - Mortgage Loans (Details) - Commercial Real Estate [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Movement in Mortgage Loans on Real Estate [Roll Forward]
New mortgage loans	$ 212.6	$ 217.0
Mortgage loans fully repaid	163.1	133.7
Mortgage loans foreclosed	9.0	0.0
Mortgage Loans on Real Estate	1,553.7	1,562.2
Scheduled Mortgage Loan Principal Repayments [Abstract]
2016	126.9
2017	196.9
2018	225.2
2019	114.0
2020	184.0
Thereafter	706.7
Category 1 [Member]
Movement in Mortgage Loans on Real Estate [Roll Forward]
Mortgage Loans on Real Estate	65.8	59.7
Category 2 to 4 [Member]
Movement in Mortgage Loans on Real Estate [Roll Forward]
Mortgage Loans on Real Estate	1,466.9	1,443.4
Categories 5 and 6 [Member]
Movement in Mortgage Loans on Real Estate [Roll Forward]
Mortgage Loans on Real Estate	21.0	31.2
Category 7 [Member]
Movement in Mortgage Loans on Real Estate [Roll Forward]
Mortgage Loans on Real Estate	$ 0.0	$ 27.9